EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the GMO Special Opportunities Fund Prospectus dated July 20, 2014 (relating to one of the forty series of the Trust) filed with the Securities and Exchange Commission on July 21, 2014 (SEC Accession No. 0001193125-14-274162) pursuant to Rule 497(c) under the Securities Act of 1933, as amended.

EXHIBIT INDEX

GMO TRUST

Exhibit Ref.	Title of Exhibit

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.INS	XBRL Instance Document

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

EX-101.SCH	XBRL Taxonomy Extension Schema Document